UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ACR Multi-Strategy Quality Return (MQR) Fund

Class A Shares

(Ticker Symbol: MQRAX)

Class I Shares

(Ticker Symbol: MQRIX)

ACR International Quality Return (IQR) Fund

Class A Shares

(Ticker Symbol: IQRAX)

Class I Shares

(Ticker Symbol: IQRIX)

SEMI-ANNUAL REPORT

May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (855) 955-9552 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (855) 955-9552 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust II’s Funds you hold directly or through your financial intermediary, as applicable.

ACR Funds

Each a series of Investment Managers Series Trust II

Table of Contents

ACR Multi-Strategy Quality Return (MQR) Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
ACR International Quality Return (IQR) Fund
Schedule of Investments	10
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Expense Examples	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the ACR Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.acr-investfunds.com

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 83.6%
	COMMUNICATIONS — 18.7%
283,496	CenturyLink, Inc.[1]	$2,962,533
194,402	Liberty Global PLC*[1,2]	4,712,304
127,322	Liberty Latin America Ltd. - Class C*[2]	2,188,665
397,178	Vodafone Group PLC	648,440
222,138	Vodafone Group PLC - ADR[1]	3,600,857
		14,112,799
	CONSUMER DISCRETIONARY — 15.2%
95,955	Brembo S.p.A.	1,030,205
137,064	Cie Plastic Omnium S.A.	3,156,867
1,141,078	Domino's Pizza Group PLC	3,377,793
96,000	General Motors Co.[1]	3,200,640
70,336	Tenneco, Inc.[1]	699,140
		11,464,645
	CONSUMER STAPLES — 1.2%
271,596	Majestic Wine PLC	903,031

	ENERGY — 2.0%
353,004	Comstock Resources, Inc.*	1,546,158

	FINANCIALS — 24.2%
328,349	Barclays PLC - ADR[1]	2,452,767
125,182	Burford Capital Ltd.	2,621,606
30,682	Citigroup, Inc.[1]	1,906,886
2,000	Fairfax Financial Holdings Ltd.	917,431
3,000	Fairfax Financial Holdings Ltd.[1,2]	1,373,489
160,528	Jefferies Financial Group, Inc.[1]	2,836,530
8,000	JPMorgan Chase & Co.[1]	847,680
117,994	Power Corp. of Canada	2,487,163
411,735	Protector Forsikring A.S.A.*[3]	2,855,710
		18,299,262
	INDUSTRIALS — 14.7%
129,782	Embraer S.A. - ADR	2,495,708
668,398	Eurocell PLC[3]	1,840,756
322,420	Howden Joinery Group PLC	2,044,412
48,000	Johnson Controls International PLC[2]	1,848,960
81,298	SPX FLOW, Inc.*[1]	2,902,339
		11,132,175
	MATERIALS — 0.9%
99,468	Resolute Forest Products, Inc.[1]	639,579

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 5.0%
36,700	Howard Hughes Corp.*	$3,774,228

	TECHNOLOGY — 1.7%
5,820	Dell Technologies, Inc. - Class C*[1]	346,581
7,800	Microsoft Corp.[1]	964,704
		1,311,285
	TOTAL COMMON STOCKS
	(Cost $72,544,348)	63,183,162
	PREFERRED STOCKS — 1.3%
	ENERGY — 1.3%
3,357	Elk Petroleum, Inc. Series A 12.000%, 9/30/2021, 3.000% PIK[3,4,5]	1,007,228
	TOTAL PREFERRED STOCKS
	(Cost $3,357,427)	1,007,228

Principal Amount
	U.S. TREASURY BILLS — 4.0%
	United States Treasury Bill
$2,000,000	0.000%, 6/27/2019	1,997,020
1,000,000	0.000%, 8/01/2019	996,242
		2,993,262
	TOTAL U.S. TREASURY BILLS
	(Cost $2,992,537)	2,993,262

Number of Shares
	SHORT-TERM INVESTMENTS — 8.9%
6,752,801	Federated Treasury Obligations Fund - Institutional Class, 2.246%[6]	6,752,801
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,752,801)	6,752,801

	TOTAL INVESTMENTS — 97.8%
	(Cost $85,647,113)	73,936,453
	Other Assets in Excess of Liabilities — 2.2%	1,635,221
	TOTAL NET ASSETS — 100.0%	$75,571,674
	SECURITIES SOLD SHORT — (10.6)%
	EXCHANGE-TRADED FUNDS — (10.6)%
(32,915)	iShares Russell 2000 ETF	(4,800,982)
(43,581)	iShares Core S&P Small-Cap ETF	(3,188,822)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $8,354,237)	(7,989,804)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $8,354,237)	$(7,989,804)

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.

[3]	Illiquid Security, represents 7.5% of Net Assets. The total value of this security is $5,703,694.

[4]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.3% of Net Assets. The aggregate value of these securities is $1,007,228.

[5]	Security in a privately owned company.

[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

SUMMARY OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	24.2%
Communications	18.7%
Consumer Discretionary	15.2%
Industrials	14.7%
Real Estate	5.0%
Energy	2.0%
Technology	1.7%
Consumer Staples	1.2%
Materials	0.9%
Total Common Stocks	83.6%
Preferred Stocks	1.3%
U.S. Treasury Bills	4.0%
Short-Term Investments	8.9%
Total Investments	97.8%
Other Assets in Excess of Liabilities	2.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $85,647,113)	$73,936,453
Cash deposited with broker for securities sold short	9,626,397
Receivables:
Fund shares sold	1,562
Dividends and interest	141,326
Prepaid expenses	21,632
Total assets	83,727,370

Liabilities:
Securities sold short, at value (proceeds $8,354,237)	7,989,804
Payables:
Fund shares redeemed	66,951
Advisory fees	46,470
Shareholder servicing fees (Note 8)	3,125
Distribution fees (Note 7)	1,467
Fund administration and accounting fees	15,084
Trustees' deferred compensation (Note 3)	9,262
Auditing fees	7,500
Transfer agent fees and expenses	6,773
Custody fees	2,310
Legal fees	992
Chief Compliance Officer fees	379
Trustees' fees and expenses	29
Accrued other expenses	5,550
Total liabilities	8,155,696

Net Assets	$75,571,674

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$82,935,225
Total accumulated deficit	(7,363,551)
Net Assets	$75,571,674

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$6,617,404
Shares of beneficial interest issued and outstanding	700,913
Redemption price per share	9.44
Maximum sales charge (5.75% of offering price)*	0.58
Maximum offering price to public	$10.02

Class I Shares:
Net assets applicable to shares outstanding	$68,954,270
Shares of beneficial interest issued and outstanding	7,262,209
Redemption price	$9.49

*	On sales of $25,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $41,149)	$1,279,832
Interest	271,011
Total investment income	1,550,843

Expenses:
Advisory fees	437,266
Fund administration and accounting fees	59,141
Dividends on securities sold short	54,369
Transfer agent fees and expenses	30,408
Registration fees	29,756
Shareholder servicing fees - Class I (Note 8)	25,178
Shareholder servicing fees - Class A (Note 8)	1,098
Legal fees	11,515
Distribution fees (Note 7)	9,139
Custody fees	8,902
Trustees' fees and expenses	8,730
Shareholder reporting fees	8,334
Auditing fees	7,480
Miscellaneous	5,335
Chief Compliance Officer fees	4,211
Insurance fees	2,099
Fund accounting fees	113
Total expenses	703,074
Advisory fees waived	(128,047)
Fees paid indirectly (Note 3)	(4,250)
Net expenses	570,777
Net investment income	980,066

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	3,496,791
Foreign currency transactions	3,378
Net realized gain	3,500,169
Net change in unrealized appreciation/depreciation on:
Investments	(13,586,865)
Securities sold short	489,657
Foreign currency translations	3
Net change in unrealized appreciation/depreciation	(13,097,205)
Net realized and unrealized loss	(9,597,036)

Net Decrease in Net Assets from Operations	$(8,616,970)

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$980,066	$2,093,219
Net realized gain	3,500,169	3,325,072
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	(13,097,205)	(6,701,851)
Net increase from reimbursement by affiliate (Note 3)	-	3,826
Net decrease in net assets resulting from operations	(8,616,970)	(1,279,734)

Distributions to Shareholders:
Distributions:
Class A	(433,928)	(58,940)
Class I	(5,366,781)	(1,176,647)
Total	(5,800,709)	(1,235,587)

Capital Transactions:
Net proceeds from shares sold:
Class A	577,701	3,717,469
Class I	15,207,354	41,032,398
Reinvestment of distributions:
Class A	396,622	54,130
Class I	4,971,785	1,075,402
Cost of shares redeemed:
Class A1	(855,662)	(706,773)
Class I2	(44,704,194)	(23,055,855)
Net increase (decrease) in net assets from capital transactions	(24,406,394)	22,116,771

Total increase (decrease) in net assets	(38,824,073)	19,601,450

Net Assets:
Beginning of period	114,395,747	94,794,297
End of period	$75,571,674	$114,395,747

Capital Share Transactions:
Shares sold:
Class A	56,353	323,697
Class I	1,475,181	3,559,862
Shares reinvested:
Class A	41,401	4,790
Class I	516,281	94,833
Shares redeemed:
Class A	(85,054)	(61,808)
Class I	(4,331,110)	(2,009,119)
Net increase (decrease) in capital share transactions	(2,326,948)	1,912,255

[1]	Net of redemption fee proceeds of $0 and $289, respectively.
[2]	Net of redemption fee proceeds of $2,791 and $8,768, respectively.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30,			For the Period December 31, 2014* through November 30, 2015

		2018	2017	2016
Net asset value, beginning of period	$11.05	$11.26	$10.31	$9.84	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.10	0.19	(0.01)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts and foreign currency	(1.08)	(0.26)	1.12	0.49	(0.10)
Net increase from reimbursement by affiliate (Note 3)	-	- [2,3]	-	-	-
Total from investment operations	(0.98)	(0.07)	1.11	0.47	(0.16)

Less Distributions:
From net investment income	(0.24)	-	-	-	-
From net realized gain	(0.39)	(0.14)	(0.16)	- [2]	-
Total distributions	(0.63)	(0.14)	(0.16)	- [2]	-

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	-

Net asset value, end of period	$9.44	$11.05	$11.26	$10.31	$9.84

Total return[4]	(8.97)%[5]	(0.68)%	10.90%	4.79%	(1.60)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,618	$7,607	$4,748	$2,333	$445

Ratio of expenses to average net assets (including dividends on securities sold short and broker fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.80%[6,7]	1.89%[7]	2.07%[7]	2.25%[7]	3.58%[6,7]
After fees waived, expenses absorbed and fees paid indirectly	1.50%[6,7]	1.62%[7]	1.66%[7]	1.61%[7]	1.43%[6,7]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and broker fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.75%[6]	1.43%	(0.49)%	(0.85)%	(2.78)%[6]
After fees waived, expenses absorbed and fees paid indirectly	2.05%[6]	1.70%	(0.08)%	(0.21)%	(0.63)%[6]

Portfolio turnover rate	15%[5]	48%	33%	14%	5%[5]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Reimbursement had no impact to the Fund's performance (Note 3).
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	If dividends on securities sold short and broker fees had been excluded, the expense ratios would have been lowered by 0.12% for the six months ended May 31, 2019. For the periods ended November 30, 2018, 2017, 2016 and 2015, the ratios would have been lowered by 0.24%, 0.29%, 0.24% and 0.06%, respectively.

See accompanying Notes to Financial Statements.

ACR Multi-Strategy Quality Return (MQR) Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For The Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30,			For the Period December 31, 2014* through November 30, 2015

		2018	2017	2016
Net asset value, beginning of period	$11.12	$11.32	$10.33	$9.85	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.12	0.22	0.01	- [2]	(0.04)
Net realized and unrealized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts and foreign currency	(1.10)	(0.27)	1.14	0.48	(0.11)
Net increase from reimbursement by affiliate (Note 3)	-	- [2,3]	-	-	-
Total from investment operations	(0.98)	(0.05)	1.15	0.48	(0.15)

Less Distributions:
From net investment income	(0.26)	(0.01)	-	-	-
From net realized gain	(0.39)	(0.14)	(0.16)	- [2]	-
Total distributions	(0.65)	(0.15)	(0.16)	- [2]	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.49	$11.12	$11.32	$10.33	$9.85

Total return[4]	(8.92)%[5]	(0.50)%	11.27%	4.89%	(1.50)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$68,954	$106,789	$90,046	$49,574	$17,769

Ratio of expenses to average net assets (including dividends on securities sold short and broker fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.59%[6,7]	1.67%[7]	1.86%[7]	2.05%[7]	3.36%[6,7]
After fees waived, expenses absorbed and fees paid indirectly	1.29%[6,7]	1.40%[7]	1.45%[7]	1.41%[7]	1.21%[6,7]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and broker fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.96%[6]	1.65%	(0.28)%	(0.65)%	(2.56)%[6]
After fees waived, expenses absorbed and fees paid indirectly	2.26%[6]	1.92%	0.13%	(0.01)%	(0.41)%[6]

Portfolio turnover rate	15%[5]	48%	33%	14%	5%[5]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Reimbursement had no impact to the Fund's performance (Note 3).
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	If dividends on securities sold short and broker fees had been excluded, the expense ratios would have been lowered by 0.12% for the six months ended May 31, 2019. For the periods ended November 30, 2018, 2017, 2016 and 2015, the ratios would have been lowered by 0.24%, 0.29%, 0.24% and 0.06%, respectively.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 73.6%
	BRAZIL — 3.5%
37,126	Embraer S.A. - ADR	$713,933

	CANADA — 4.5%
2,015	Fairfax Financial Holdings Ltd.	924,312

	FRANCE — 6.3%
30,330	Cie Plastic Omnium S.A.	698,562
7,379	Danone S.A.	589,452
		1,288,014
	IRELAND — 2.9%
15,225	Johnson Controls International PLC[1]	586,467

	ITALY — 3.0%
55,898	Brembo S.p.A.	600,140

	NORWAY — 9.6%
101,375	Multiconsult A.S.A.[2,3]	729,823
178,419	Protector Forsikring A.S.A.*	1,237,478
		1,967,301
	SWITZERLAND — 3.1%
6,741	Sulzer A.G.	633,172

	UNITED KINGDOM — 33.9%
78,598	Barclays PLC - ADR	587,127
354,152	Domino's Pizza Group PLC	1,048,353
382,000	Eurocell PLC[3]	1,052,021
123,500	Howden Joinery Group PLC	783,093
44,150	Liberty Global PLC*[1]	1,070,196
35,100	Liberty Latin America Ltd. - Class C*[1]	603,369
166,903	Majestic Wine PLC	554,937
75,830	Vodafone Group PLC - ADR	1,229,204
		6,928,300
	UNITED STATES — 6.8%
31,714	Burford Capital Ltd.	664,166
20,179	SPX FLOW, Inc.*	720,390
		1,384,556
	TOTAL COMMON STOCKS
	(Cost $16,018,339)	15,026,195

ACR International Quality Return (IQR) Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 8.2%
1,671,274	Federated Treasury Obligations Fund - Institutional Class, 2.246%[4]	$1,671,274
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,671,274)	1,671,274

Principal Amount
	U.S. TREASURY BILLS — 18.5%
	UNITED STATES — 18.5%
	United States Treasury Bill
$1,700,000	0.000%, 6/27/2019	1,697,467
2,100,000	0.000%, 8/1/2019	2,092,108
		3,789,575
	TOTAL U.S. TREASURY BILLS
	(Cost $3,788,637)	3,789,575

	TOTAL INVESTMENTS — 100.3%
	(Cost $21,478,250)	20,487,044
	Liabilities in Excess of Other Assets — (0.3)%	(67,439)
	TOTAL NET ASSETS — 100.0%	$20,419,605

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $729,823 which represents 3.6% of Net Assets.
[3]	Illiquid Security, represents 8.7% of Net Assets. The total value of this security is $1,781,844.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

SUMMARY OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Industrials	25.6%
Financials	16.7%
Communications	14.2%
Consumer Discretionary	11.5%
Consumer Staples	5.6%
Total Common Stocks	73.6%
U.S. Treasury Bills	18.5%
Short-Term Investments	8.2%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $21,478,250)	$20,487,044
Receivables:
Dividends and interest	28,427
Prepaid expenses	15,837
Total assets	20,531,308

Liabilities:
Payables:
Investment securities purchased	65,218
Due to Custodian	22
Advisory fees	1,058
Shareholder servicing fees (Note 8)	2,051
Distribution fees (Note 7)	5
Fund administration and accounting fees	12,080
Trustees' deferred compensation (Note 3)	8,601
Auditing fees	7,349
Transfer agent fees and expenses	4,687
Custody fees	3,937
Legal fees	2,399
Trustees' fees and expenses	1,308
Chief Compliance Officer fees	608
Accrued other expenses	2,380
Total liabilities	111,703

Net Assets	$20,419,605

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$21,675,170
Total accumulated deficit	(1,255,565)
Net Assets	$20,419,605

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$5,092
Shares of beneficial interest issued and outstanding	513
Redemption price per share	9.94
Maximum sales charge (5.75% of offering price)*	0.61
Maximum offering price to public	$10.55

Class I Shares:
Net assets applicable to shares outstanding	$20,414,513
Shares of beneficial interest issued and outstanding	2,050,908
Redemption price	$9.95

*	On sales of $25,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $18,200)	$181,899
Interest	61,449
Total investment income	243,348

Expenses:
Advisory fees	93,862
Fund administration and accounting fees	37,801
Registration fees	18,002
Transfer agent fees and expenses	12,187
Legal fees	9,691
Shareholder servicing fees - Class I (Note 8)	9,374
Trustees' fees and expenses	8,906
Auditing fees	7,480
Custody fees	5,707
Chief Compliance Officer fees	4,209
Miscellaneous	2,999
Shareholder reporting fees	2,195
Insurance fees	1,462
Distribution fees (Note 7)	6
Interest expense	1
Total expenses	213,882
Advisory fees waived	(93,862)
Other expenses absorbed	(3,454)
Fees paid indirectly (Note 3)	(3,931)
Net expenses	112,635
Net investment income	130,713

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(390,714)
Foreign currency transactions	(1,101)
Net realized loss	(391,815)
Net change in unrealized appreciation/depreciation on:
Investments	567,879
Foreign currency translations	(38)
Net change in unrealized appreciation/depreciation	567,841
Net realized and unrealized gain	176,026

Net Increase in Net Assets from Operations	$306,739

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$130,713	$126,070
Net realized gain (loss) on investments and foreign currency transactions	(391,815)	176,608
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	567,841	(2,021,454)
Net increase from reimbursement by affiliate (Note 3)	-	1,010
Net increase (decrease) in net assets resulting from operations	306,739	(1,717,766)

Distributions to Shareholders:
Distributions:
Class A	(78)	(42)
Class I	(306,175)	(136,011)
Total	(306,253)	(136,053)

Capital Transactions:
Net proceeds from shares sold:
Class I	4,133,817	6,738,823
Reinvestment of distributions:
Class A	78	41
Class I	306,175	136,012
Cost of shares redeemed:
Class I1	(2,601,081)	(762,562)
Net increase in net assets from capital transactions	1,838,989	6,112,314

Total increase in net assets	1,839,475	4,258,495

Net Assets:
Beginning of period	18,580,130	14,321,635
End of period	$20,419,605	$18,580,130

Capital Share Transactions:
Shares sold:
Class I	418,051	623,717
Shares reinvested:
Class A	9	4
Class I	33,683	12,629
Shares redeemed:
Class I	(284,417)	(73,782)
Net increase in capital share transactions	167,326	562,568

[1]	Net of redemption fee proceeds of $1,007 and $162, respectively.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018	For the Period December 30, 2016* through November 30, 2017
Net asset value, beginning of period	$9.85	$10.82	$10.00
Income from Investment Operations:
Net investment income[1]	0.06	0.06	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.19	(0.95)	0.81
Net increase from reimbursement by affiliate (Note 3)	-	- [2,3]	-
Total from investment operations	0.25	(0.89)	0.82

Less Distributions:
From net investment income	(0.06)	(0.01)	-
From net realized gain	(0.10)	(0.07)	-
Total distributions	(0.16)	(0.08)	-

Net asset value, end of period	$9.94	$9.85	$10.82

Total return[4]	2.63%[5]	(8.27)%	8.20%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5	$5	$6

Ratio of expenses to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	2.43%[6]	2.74%	4.22%[6]
After fees waived, expenses absorbed and fees paid indirectly	1.35%[6]	1.35%	1.35%[6]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	0.16%[6]	(0.84)%	(2.79)%[6]
After fees waived, expenses absorbed and fees paid indirectly	1.24%[6]	0.55%	0.08%[6]

Portfolio turnover rate	23%[5]	52%	9%[5]

*	Commencement of operations.

[1]	Based on average daily shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Reimbursement had no impact to the Fund's performance (Note 3).

[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

ACR International Quality Return (IQR) Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018	For the Period December 30, 2016* through November 30, 2017
Net asset value, beginning of period	$9.86	$10.84	$10.00
Income from Investment Operations:
Net investment income[1]	0.07	0.08	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.19	(0.96)	0.82
Net increase from reimbursement by affiliate (Note 3)	-	- [2,3]	-
Total from investment operations	0.26	(0.88)	0.84

Less Distributions:
From net investment income	(0.07)	(0.03)	-
From net realized gain	(0.10)	(0.07)	-
Total distributions	(0.17)	(0.10)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.95	$9.86	$10.84

Total return[4]	2.70%[5]	(8.20)%	8.40%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,415	$18,575	$14,316

Ratio of expenses to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	2.28%[6]	2.59%	4.06%[6]
After fees waived, expenses absorbed and fees paid indirectly	1.20%[6]	1.20%	1.19%[6]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	0.31%[6]	(0.69)%	(2.62)%[6]
After fees waived, expenses absorbed and fees paid indirectly	1.39%[6]	0.70%	0.25%[6]

Portfolio turnover rate	23%[5]	52%	9%[5]

*	Commencement of operations.

[1]	Based on average daily shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Reimbursement had no impact to the Fund's performance (Note 3).

[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

ACR Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2019 (Unaudited)

Note 1 – Organization

ACR Multi-Strategy Quality Return (MQR) Fund and ACR International Quality Return (IQR) Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series and a non-diversified series, respectively, of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ACR Multi-Strategy Quality Return (MQR) Fund seeks to preserve capital from permanent loss during periods of economic decline, and to provide above average absolute and relative returns in the long run. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Class A and Class I.

The ACR International Quality Return (IQR) Fund seeks to protect capital from permanent impairment while providing a return above both the Fund’s cost of capital and above the Fund’s benchmark over a full market cycle. The Fund commenced investment operations on December 30, 2016, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

While not significant to the total portfolio, the ACR Multi-Strategy Quality Return (MQR) Fund holds preferred equity instruments in its investment portfolio that contain payment-in-kind (“PIK”) interest. The PIK interest, computed at the contractual rate specified in each debt agreement, is periodically added to the principal balance of the debt and is recorded as interest income. Thus, the actual collection of this interest may be deferred until the time of debt principal repayment. These non-cash sources of income may need to be paid out to stockholders in the form of distributions, even though the Fund may not have collected the PIK interest in cash. The Fund will stop accruing PIK interest and will write off any accrued and uncollected interest when it is determined that such PIK interest is no longer collectible.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

(e) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of May 31, 2019 and during the prior three tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

(g) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with ACR Alpine Capital Research, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until March 31, 2020 for the Funds, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class A Shares†	Total Limit on Annual Operating Expenses Class I Shares†
ACR Multi-Strategy Quality Return (MQR) Fund	1.00%	1.40%	1.25%
ACR International Quality Return (IQR) Fund	1.00%	1.40%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended May 31, 2019, the Advisor waived a portion of its fees and absorbed other expenses totaling $128,047 for the ACR Multi-Strategy Quality Return (MQR) Fund and $97,316 for the ACR International Quality Return (IQR) Fund, respectively. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2019, the amount of these potentially recoverable expenses was $963,604 and $601,966, respectively. The Advisor may recapture all or a portion of this amount no later than November 30 of the years stated below:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
2019	$257,928	$-
2020	282,256	262,396
2021	295,373	242,254
2022	128,047	97,316
Total	$963,604	$601,966

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2019, are reported on the Statement of Operations.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2019 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended May 31, 2019, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations. A portion of the fees were paid by the Trust's Co-Administrators. Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2019, are reported on the Statements of Operations.

During the year ended November 30, 2018, the Advisor reimbursed the ACR Multi-Strategy Quality Return (MQR) Fund and the ACR International Quality Return (IQR) Fund $3,826 and $1,010, respectively, for errors during processing. These amounts are reported on the Fund’s Statements of Changes in Net Assets under the caption “Reimbursement by affiliate.” These reimbursements had no impact on the Fund’s performance.

Note 4 – Federal Income Taxes

At May 31, 2019, the cost of securities and the proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Cost of investments	$77,513,413	$21,480,605

Gross unrealized appreciation	$3,324,873	$587,612
Gross unrealized depreciation	(14,891,637)	(1,581,173)

Net unrealized depreciation on investments and securities sold short	$(11,566,764)	$(993,561)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2019 (Unaudited)

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Undistributed ordinary income	$2,869,500	$122,442
Undistributed long-term capital gains	2,654,162	183,039
Accumulated earnings	5,523,662	305,481

Accumulated capital and other losses	-	-
Unrealized appreciation (depreciation) on investments and securities sold short	1,530,444	(1,561,439)
Unrealized appreciation (depreciation) on foreign currency translations	22	(93)
Total accumulated earnings (deficit)	$7,054,128	$(1,256,051)

The tax character of distributions paid during the periods ended November 30, 2018 and November 30, 2017, respectively, was as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund		ACR International Quality Return (IQR) Fund
Distribution paid from:	2018	2017	2018	2017
Ordinary income	$76,703	$552,017	$136,053	$-
Net long-term capital gains	1,158,884	254,224	-	-
Total taxable distributions	$1,235,587	$806,241	$136,053	$-

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2019 and the year ended November 30, 2018, respectively, the ACR Multi-Strategy Quality Return (MQR) Fund received $2,791 and $9,057 in redemption fees, and the ACR International Quality Return (IQR) Fund received $1,007 and $162 in redemption fees.

Note 6 – Investment Transactions

For the six months ended May 31, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
ACR Multi-Strategy Quality Return (MQR) Fund	$12,468,366	$29,649,069
ACR International Quality Return (IQR) Fund	5,797,131	3,116,743

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its shares. With respect to Class A shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I shares do not pay any distribution fees.

For the six months ended May 31, 2019, distribution fees incurred are disclosed on the Statements of Operations.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2019 (Unaudited)

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.05% of average daily net assets of Class A shares and 0.15% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2019, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2019, in valuing the Funds’ assets carried at fair value:

ACR Multi-Strategy Return (MQR) Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stock
Communications	$13,464,359	$648,440	$-	$14,112,799
Consumer Discretionary	3,899,780	7,564,865	-	11,464,645
Consumer Staples	903,031	-	-	903,031
Energy	1,546,158	-	-	1,546,158
Financials	15,677,656	2,621,606	-	18,299,262
Industrials	7,247,007	3,885,168	-	11,132,175
Materials	639,579	-	-	639,579
Real Estate	3,774,228	-	-	3,774,228
Technology	1,311,285	-	-	1,311,285
Preferred Stocks	-	-	1,007,228	1,007,228
U.S. Treasury Bills	-	2,993,262	-	2,993,262
Short-Term Investments	6,752,801	-	-	6,752,801
Total Assets	$55,215,884	$17,713,341	$1,007,228	$73,936,453

Liabilities
Securities Sold Short
Exchange-Traded Funds	$7,989,804	$-	$-	$7,989,804
Total Liabilities	$7,989,804	$-	$-	$7,989,804

ACR International Quality Return (IQR) Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Brazil	$713,933	$-	$-	$713,933
Canada	924,312	-	-	924,312
France	-	1,288,014	-	1,288,014
Ireland	586,467	-	-	586,467
Italy	-	600,140	-	600,140
Norway	1,237,478	729,823	-	1,967,301
Switzerland	-	633,172	-	633,172
United Kingdom	4,044,833	2,883,467	-	6,928,300
United States	720,390	664,166	-	1,384,556
U.S. Treasury Bills	-	3,789,575	-	3,789,575
Short-Term Investments	1,671,274	-	-	1,671,274
Total Assets	$9,898,687	$10,588,357	$-	$20,487,044

*	The Fund did not hold any Level 3 securities at period end.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2019 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

ACR Multi-Strategy Quality Return (MQR) Fund
Beginning balance November 30, 2018	$3,119,095
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(2,396,294)
Net purchases	-
Payment-in-Kind (PIK) Interest	284,427
Net sales	-
Balance as of May 31, 2019	$1,007,228

As of May 31, 2019, ACR Multi-Strategy Quality Return (MQR) Fund held a Level 3 Series A perpetual preferred stock in Elk Petroleum, Inc. (EPI, a Delaware limited liability company). The preferred stock is valued using Market Yield Analysis as determined in good faith by the Fund’s advisor, reviewed and approved by the Valuation Committee.

Industry	Fair Value at 5/31/19	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg.)
Energy	$1,007,228	Estimated recovery in a bankruptcy reorganization	Market multiples paid for forward EBITDA	5-6x
			Percentage of PDP PV10 [the present value of estimated future proven developed producing reserves, net of estimated direct expenses, using an annual discount rate of 10%]	80-100%

Note 11 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

ACR Funds

EXPENSE EXAMPLES

For the Six Months Ended May 31, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
ACR Multi-Strategy Quality Return (MQR) Fund		12/1/18	5/31/19	12/1/18 – 5/31/19
Class A	Actual Performance	$1,000.00	$910.30	$7.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.43	7.57
Class I	Actual Performance	1,000.00	910.80	6.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.51	6.48

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.29% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 for Class A shares and Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

ACR Funds

EXPENSE EXAMPLES – Continued

For the Six Months Ended May 31, 2019 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
ACR International Quality Return (IQR) Fund		12/1/18	5/31/19	12/1/18 – 5/31/19
Class A	Actual Performance	$1,000.00	$1,026.30	$6.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.18	6.81
Class I	Actual Performance	1,000.00	1,027.00	6.06
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.95	6.04

*	Expenses are equal to the Fund’s annualized expense ratios of 1.35% and 1.20% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 for Class A shares and Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

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ACR Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

ACR Alpine Capital Research, LLC

8000 Maryland Avenue, Suite 700

Saint Louis, Missouri 63105

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
ACR Multi-Strategy Quality Return (MQR) Fund – Class A	MQRAX	46141T 703
ACR Multi-Strategy Quality Return (MQR) Fund – Class I	MQRIX	46141T 802
ACR International Quality Return (IQR) Fund – Class A	IQRAX	46141T 661
ACR International Quality Return (IQR) Fund – Class I	IQRIX	46141T 653

Privacy Principles of the ACR Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the ACR Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 955-9552 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (855) 955-9552 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (855) 955-9552. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 955-9552.

ACR Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (855) 955-9552

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	8/9/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	8/9/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	8/9/2019